NOTE 10 - FOREIGN CURRENCY CONTRACTS	12 Months Ended
Jun. 30, 2015
Note 10 - Foreign Currency Contracts
NOTE 10 - FOREIGN CURRENCY CONTRACTS

NOTE 10 - FOREIGN CURRENCY CONTRACTS

The Company's subsidiary, SGI, is exposed to foreign currency exchange rate fluctuations in the normal course of its business, which the Company manages through the use of foreign currency forward contracts. These foreign currency contracts are not designated as hedging instruments; accordingly, changes in the fair value are recorded in current period earnings. These foreign currency contracts have a notional value of $7,180,179 at June 30, 2015 and maturities range from July 2015 to December 2015.

The Company records an asset or liability on the consolidated balance sheet for the fair value of the foreign currency forward contracts. The foreign currency contract liabilities totaled $59,116 at June 30, 2015 compared to a foreign currency contract asset of $627 at June 30, 2014. The Company recorded a loss on foreign exchange contracts of $469,738 which is reflected in cost of revenue for the year ended June 30, 2015. The Company recorded a gain on foreign exchange contracts of $111,815 during the year ended June 30, 2014, which is reflected in cost of revenue.